Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 8,573,894	$ 7,211,960	$ 11,030,944
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,590,620	4,134,380	4,135,578
Rent of towers		6,168,592	5,326,366
Other services	1,277,404	1,864,017	2,802,667
Investments and expenses	14,441,918	19,378,949	23,295,555
Service revenues	538,110	679,220	416,047
Sales of equipment	944,697	1,296,204	2,313,840
Revenues	$ 1,482,807	$ 1,975,424	$ 2,729,887